Class A Ordinary Shares Subject to Possible Redemption (Details) - CIK0001838821_ARYA Sciences Acquisition Corp IV - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 27, 2024	Feb. 28, 2023	Mar. 02, 2021
Common Stock Subject to Possible Redemption
Offering costs allocated to Class A ordinary shares subject to possible redemption											$ (8,800,000)
Accretion on Class A ordinary shares subject to possible redemption amount								$ 8,147,540
Waiver of deferred underwriting commissions								2,616,250
Redemption of Class A ordinary shares		$ (4,358,804)			$ (4,358,804)	$ (115,071,882)	$ (115,071,882)	0
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 819,027	902,751	$ 600,365	$ 1,548,845			4,018,937	(587,356)
Carrying Value	$ 37,838,923	$ 37,019,896			$ 37,838,923		$ 40,475,949	$ 151,528,894	$ 4,358,804
Class A ordinary shares
Common Stock Subject to Possible Redemption
Convertible preferred stock, shares outstanding	3,300,016				3,300,016		3,690,831	14,950,000
Carrying Value									$ 4,358,804	$ 115,071,882
Initial public offering
Common Stock Subject to Possible Redemption
Gross proceeds								$ 149,500,000
Initial public offering | Class A ordinary shares
Common Stock Subject to Possible Redemption
Offering costs allocated to Class A ordinary shares subject to possible redemption								$ (8,734,896)